Investments, Other (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments [Abstract]
Mortgage loans, net	$ 156,934	$ 166,249
Short-term investments	43,574	50,239
Real estate	20,406	20,032
Policy loans	16,460	15,677
Other equity investments	4,391	6,354
Total investments	$ 241,765	$ 258,551